Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 72.0%
BlackRock Advantage Emerging Markets Fund, Class K	403,378	$ 4,376,655
BlackRock Tactical Opportunities Fund, Class K	424,322	6,025,376
Diversified Equity Master Portfolio	$102,070,516	102,070,516
International Tilts Master Portfolio	$22,185,326	22,185,326
iShares Developed Real Estate Index Fund, Class K	732,532	7,691,591
iShares MSCI EAFE Small-Cap ETF(b)	76,076	5,150,344
		147,499,808
Fixed-Income Funds — 6.7%
BlackRock Diversified Fixed Income Fund, Class K	182,263	1,793,464
BlackRock High Yield Bond Portfolio, Class K	120,418	871,827
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	46,069	5,204,876
iShares TIPS Bond ETF	52,638	5,814,920
		13,685,087

Security	Shares	Value
Money Market Funds — 23.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	9,424,257	$ 9,432,739
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	38,848,456	38,848,456
		48,281,195
Total Investments — 102.3% (Cost: $183,353,057)		209,466,090
Liabilities in Excess of Other Assets — (2.3)%		(4,708,488)
Net Assets — 100.0%		$ 204,757,602

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 3,835,386	$ 31,065	$ —	$ —	$ 510,204	$ 4,376,655	403,378	$ 31,066	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,972,634	458,287 (a)	—	(1,100)	2,918	9,432,739	9,424,257	20,764 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,929,484	20,918,972 (a)	—	—	—	38,848,456	38,848,456	1,244,480	—
BlackRock Diversified Fixed Income Fund, Class K	1,021,495	739,898	—	—	32,071	1,793,464	182,263	62,702	—
BlackRock High Yield Bond Portfolio, Class K	1,121,527	590,578	(865,272)	21,185	3,809	871,827	120,418	51,422	—
BlackRock Tactical Opportunities Fund, Class K	5,639,243	—	—	—	386,133	6,025,376	424,322	—	—
Diversified Equity Master Portfolio	64,483,868	21,193,914 (a)(c)	—	8,101,855	8,290,879	102,070,516	$102,070,516	1,313,858	—
International Tilts Master Portfolio	16,855,244	2,922,751 (a)(c)	—	1,131,533	1,275,798	22,185,326	$22,185,326	429,124	—
iShares Developed Real Estate Index Fund, Class K	4,578,549	3,390,154	(1,132,001)	24,124	830,765	7,691,591	732,532	117,009	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,097,996	—	—	—	106,880	5,204,876	46,069	146,752	—
iShares MSCI EAFE Small-Cap ETF	5,190,810	—	(526,815)	(25,852)	512,201	5,150,344	76,076	75,398	—
iShares TIPS Bond ETF	3,292,956	2,371,559	—	—	150,405	5,814,920	52,638	99,736	—
				$ 9,251,745	$ 12,102,063	$ 209,466,090		$ 3,592,311	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	10	12/12/24	$ 1,858	$ 75,729
S&P/TSE 60 Index	20	12/19/24	4,272	80,524
Ultra U.S. Treasury Bond	11	12/19/24	1,466	(22,829)
E-mini Russell 2000 Index	64	12/20/24	7,197	286,576
MSCI EAFE Index	81	12/20/24	10,076	224,736
MSCI Emerging Markets Index	214	12/20/24	12,548	799,639
S&P 500 Micro E-Mini Index	153	12/20/24	4,448	115,418
				1,559,793
Short Contracts
U.S. Long Bond	27	12/19/24	3,357	10,807
				$ 1,570,600
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,517,825	USD	5,659,924	JPMorgan Chase Bank N.A.	12/18/24	$ 233,531
CAD	2,655,265	USD	1,956,234	Deutsche Bank AG	12/18/24	10,954
CAD	5,591,994	USD	4,119,772	Deutsche Bank AG	12/18/24	23,130
EUR	3,336,050	USD	3,688,219	Morgan Stanley & Co. International PLC	12/18/24	36,898
USD	57,972	JPY	8,091,000	Morgan Stanley & Co. International PLC	12/18/24	1,099
						305,612
USD	27,639	EUR	25,000	Deutsche Bank AG	12/18/24	(277)
						$ 305,335
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	2,488	$ 211,941	$ —	$ 211,941
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	281	23,968	—	23,968
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	738	62,834	—	62,834
1-Day SOFR plus 0.68%, 4.96%	At Termination	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Goldman Sachs International	N/A	10/04/24	USD	355	29,945	—	29,945
									$ 328,688	$ —	$ 328,688

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 23,243,966	$ —	$ —	$ 23,243,966
Fixed-Income Funds	13,685,087	—	—	13,685,087
Money Market Funds	48,281,195	—	—	48,281,195
	$85,210,248	$—	$—	85,210,248
Investments Valued at NAV(a)				124,255,842
				$ 209,466,090
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,506,893	$ 404,417	$ —	$ 1,911,310
Foreign Currency Exchange Contracts	—	305,612	—	305,612
Interest Rate Contracts	10,807	—	—	10,807
Liabilities
Foreign Currency Exchange Contracts	—	(277)	—	(277)
Interest Rate Contracts	(22,829)	—	—	(22,829)
	$1,494,871	$709,752	$—	$2,204,623

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments